Concentrations (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Top Ten Customers
Customer revenue concentration	59.10%
Accounts receivable concentration	$ 4,875	$ 4,070
Top Customer
Customer revenue concentration	17.30%